NYSE

17010597

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

JUN 26 2017

Washington, DC 20549

001-08610

June 26, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CF/NYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following Notes of AT&T Inc., under the Exchange Act of 1934.

- 1.050% Global Notes due 2023
- 1.800% Global Notes due 2026
- 2.350% Global Notes due 2029
- 3.150% Global Notes due 2036
- Floating Rate Global Notes due 2023

Sincerely,

Silvio Conte